Income taxes - Unrecognized deferred tax assets and investment tax credits (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits
Research and development expenses, without time limitation	$ 9,874	$ 6,300
Federal research and development investment tax credits	1,292	771
Tax losses carried forward	41,077	11,755
Capital losses	14,199	14,120
Other deductible temporary differences, without time limitation	11,655	3,808
Federal | 2032
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	338	338
Federal | 2033
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	894	894
Federal | 2034
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	822	822
Federal | 2035
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	1,116	1,116
Federal | 2036
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	1,143	1,143
Federal | 2037
Disclosure of temporary difference, unused tax losses and unused tax credits
Federal research and development investment tax credits	309	309
Tax losses carried forward	2,251	2,311
Federal | 2038
Disclosure of temporary difference, unused tax losses and unused tax credits
Federal research and development investment tax credits	464	462
Tax losses carried forward	5,025	5,131
Federal | 2039
Disclosure of temporary difference, unused tax losses and unused tax credits
Federal research and development investment tax credits	519
Tax losses carried forward	29,488
Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits
Research and development expenses, without time limitation	10,084	6,496
Tax losses carried forward	41,120	11,544
Capital losses	14,199	14,120
Other deductible temporary differences, without time limitation	11,655	3,808
Provincial | 2032
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	211	211
Provincial | 2033
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	1,148	894
Provincial | 2034
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	822	822
Provincial | 2035
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	1,116	1,051
Provincial | 2036
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	1,143	1,143
Provincial | 2037
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	2,476	2,476
Provincial | 2038
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	4,886	$ 4,947
Provincial | 2039
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	$ 29,318